UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund:     BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment

            Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 134.9%

Arizona — 6.5%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	$3,300	$3,477,804
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	455	458,699
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	729,062
4.75%, 07/01/31	3,070	3,249,626
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,211,405
5.00%, 12/01/37	4,585	5,326,578
University Medical Center Corp., RB, 6.50%, 07/01/19(b)	750	764,565
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	1,600	1,756,464

		16,974,203

Arkansas — 2.0%
City of Benton Arkansas, RB, 4.00%, 06/01/39	755	780,964
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,250	1,283,050
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	2,645	2,700,413
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	501,954

		5,266,381

California — 20.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	2,300	2,450,949
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Arts and Sciences, Series A, 4.00%, 11/01/45	3,330	3,361,369
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	725	725,254
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 05/01/34(c)	1,500	1,786,320
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A (BAM), 4.00%, 03/01/42	2,460	2,504,157
Series A-1, 5.75%, 03/01/34	3,000	3,200,310

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
3.50%, 06/01/36	$1,275	$1,254,421
5.25%, 06/01/47	830	816,662
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 08/01/34(c)	2,475	2,642,013
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	12,000	5,505,240
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	2,270	1,634,241
0.00%, 08/01/33(d)	4,250	1,764,175
0.00%, 08/01/39(c)	4,000	3,993,680
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 08/01/33(c)	4,200	4,995,186
State of California, GO, Refunding:
Various Purpose, 5.00%, 02/01/38	2,000	2,184,040
Various Purposes, 4.00%, 10/01/44	970	996,675
State of California, GO, Various Purposes:
6.50%, 04/01/19(b)	1,570	1,582,576
5.75%, 04/01/31	3,000	3,018,360
6.00%, 03/01/33	2,270	2,375,759
6.50%, 04/01/33	1,330	1,339,975
5.50%, 03/01/40	3,650	3,782,349
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.13%, 06/01/46	495	495,000

		52,408,711

Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	585	603,299
Sub-Series B-1, 4.00%, 05/15/45	400	401,772

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	$950	$1,019,454

		2,024,525

Delaware — 0.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	1,898,064

District of Columbia — 1.0%
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,500	2,581,600

Florida — 6.8%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 07/01/40	930	899,617
County of Miami-Dade Florida, RB:
CAB, Subordinate Special Obligation, 0.00%, 10/01/32(d)	5,000	3,046,700
CAB, Subordinate Special Obligation, 0.00%, 10/01/33(d)	15,375	8,931,491
Series B, AMT, 6.00%, 10/01/32	3,000	3,438,990
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 06/01/32	200	207,442
Greater Orlando Aviation Authority, RB, Priority Subordinated, Sub-Series A, AMT, 5.00%, 10/01/52	1,130	1,238,808

		17,763,048

Hawaii — 1.7%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	980	1,077,275
State of Hawaii Department of Budget & Finance, Refunding RB:
Hawaiian Electric Co., Inc. AMT, 4.00%, 03/01/37	2,770	2,792,797

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Department of Budget & Finance, Refunding RB (continued):
Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	$600	$653,034

		4,523,106

Idaho — 1.2%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	3,000	3,216,150

Illinois — 9.3%
Chicago Board of Education, GO:
Series H, 5.00%, 12/01/36	375	384,934
Project, Series C, 5.25%, 12/01/35	1,235	1,275,533
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series C, 5.00%, 12/01/34	370	382,510
Series F, 5.00%, 12/01/22	505	526,356
Chicago Board of Education, GO:
Series D, 5.00%, 12/01/46	1,635	1,641,705
Refunding Series D, 5.00%, 12/01/26	675	714,352
Refunding Series C, 5.00%, 12/01/25	550	581,191
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 01/01/20(e)	2,585	2,708,149
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	2,400	2,442,168
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,800	1,938,402
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,051,040
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 05/15/39	300	310,356
Roosevelt University Project, 6.50%, 10/01/19(b)	1500	1,546,590
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	1,040	1,078,126
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,700	1,862,639
State of Illinois, GO:
5.00%, 02/01/39	1,000	1,016,320
Series A, 5.00%, 04/01/38	200	203,060

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued):
Series C, 5.00%, 11/01/29	$2,655	$2,843,001
Series D, 5.00%, 11/01/28	1,585	1,711,784

		24,218,216

Indiana — 0.2%
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	300	314,403
6.75%, 01/15/43	245	256,312

		570,715

Iowa — 1.0%
Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/43	380	392,855
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(f)	2,050	2,180,749

		2,573,604

Kansas — 3.3%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/39	840	861,261
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	4,915	5,466,168
5.00%, 09/01/39	1,085	1,196,744
Kansas Development Finance Authority, Refunding RB, Sisters Leavenworth:
5.00%, 01/01/20(b)	1,005	1,034,386
5.00%, 01/01/28	150	154,083

		8,712,642

Kentucky — 6.8%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	4,000	4,369,440
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	3,400	3,633,444
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23(d)	8,500	7,463,935

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
0.00%, 07/01/34	$1,000	$982,630
0.00%, 07/01/39	1,395	1,347,751

		17,797,200

Louisiana — 1.6%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	1,790	1,988,045
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,665,708
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/31	600	629,970

		4,283,723

Maine — 0.6%
Maine State Housing Authority, RB, S/F Housing, Series C, 3.95%, 11/15/43	505	504,182
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.25%, 11/15/43	955	975,322

		1,479,504

Maryland — 0.5%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	260	260,658
5.25%, 07/01/44	260	260,239
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	875	890,829

		1,411,726

Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 01/01/47	1,010	1,082,104
5.25%, 01/01/42	900	982,611
Massachusetts Development Finance Agency, Refunding RB:
International Charter School, 5.00%, 04/15/40	600	625,248
Suffolk University, 4.00%, 07/01/39	1,375	1,322,901

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	$165	$160,589
3.85%, 06/01/46	35	34,131
Massachusetts Housing Finance Agency, Refunding RB, AMT, Series 182, 3.30%, 12/01/28	1,000	1,001,100

		5,208,684
Michigan — 2.7%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	360	380,758
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,150	4,277,612
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	1,250	1,363,138
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38	1,110	1,139,304

		7,160,812
Minnesota — 1.7%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 05/01/37	1,405	1,427,649
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 07/01/52(a)	305	310,206
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	460	508,967
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,740	1,692,393
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	615	595,560

		4,534,775
Mississippi — 2.1%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	644,874

Security	Par (000)	Value

Mississippi (continued)
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	$1,910	$2,044,235
County of Jackson Limited Tax Note (AGC), 5.50%, 07/01/32	2,655	2,694,825

		5,383,934
Missouri — 3.1%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,444,027
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	539,825
A.T. Still University of Health Sciences, 4.25%, 10/01/32	480	501,211
A.T. Still University of Health Sciences, 5.00%, 10/01/39	750	823,628
Heartland Regional Medical Center, 4.13%, 02/15/43	700	709,247
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,669,470
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A:
5.00%, 06/01/42	860	952,424
5.00%, 06/01/47	1,230	1,358,449

		7,998,281
Nebraska — 1.9%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	900	965,943
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	600	638,760
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	2,535	2,733,110
4.00%, 01/01/44	600	605,232

		4,943,045
Nevada — 0.6%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,500	1,555,710

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37(a)	$125	$126,300

		1,682,010

New Hampshire — 0.3%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	505	484,916
Series C, AMT, 4.88%, 11/01/42	220	215,886

		700,802

New Jersey — 8.1%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(g)(h)	1,510	15,855
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,335	1,448,221
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	990	1,116,225
Goethals Bridge Replacement Project (AGM), AMT, 5.13%, 07/01/42	300	321,102
S/F Housing, State House Project, Series B, 4.50%, 06/15/40	1,930	1,942,140
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	160	167,333
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 07/01/21(b)	770	821,598
5.63%, 07/01/21(b)	2,560	2,791,629
5.00%, 07/01/25	500	547,615
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	820	900,713
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	1,600	755,440
Transportation Program, Series AA, 5.00%, 06/15/38	290	304,004
Transportation Program, Series AA, 5.00%, 06/15/45	1,350	1,399,018
Transportation Program, Series AA, 5.00%, 06/15/46	600	621,444
Transportation System, Series A, 5.50%, 06/15/41	500	521,320

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A, 5.00%, 06/15/42	$395	$406,419
Transportation System, Series B, 5.50%, 06/15/31	2,000	2,110,860
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	240	257,974
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,770	4,749,966

		21,198,876

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	680	747,884

New York — 5.6%
City of New York Industrial Development Agency, RB, PILOT:
(AMBAC), 5.00%, 01/01/39	1,100	1,114,894
Queens Baseball Stadium (AGC), 6.50%, 01/01/46	300	301,107
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,400	1,432,158
Counties of New York Tobacco Trust VI, Refunding RB, Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	1,000	840,470
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,825	1,765,377
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 04/01/19(b)	2,475	2,491,385
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,250	1,297,913
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	640	683,398
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,905	1,974,456

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	$470	$525,131
Consolidated,186th Series, 5.00%, 10/15/44	950	1,039,405
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	1,160	1,164,199

		14,629,893

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	720	773,525

Ohio — 3.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	415	387,822
5.88%, 06/01/47	2,545	2,363,516
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	3,000	3,056,040
County of Butler Port Authority, RB, Series A-1 (a):
Storypoint Fairfield Project, 6.25%, 01/15/34	500	512,230
StoryPoint Fairfield Project, 6.38%, 01/15/43	275	281,256
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	50	50,216
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	3,010	3,169,861

		9,820,941

Oklahoma — 1.4%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	420	431,172
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/36	800	914,040
5.00%, 10/01/39	280	318,814

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB:
OU Medicine Project, Series B, 5.50%, 08/15/52	$680	$756,738
Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	1,315	1,225,606

		3,646,370

Oregon — 1.6%
Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 0.00%, 06/15/38(c)	135	143,038
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	575	610,409
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	625	629,437
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	2,485	2,756,287

		4,139,171

Pennsylvania — 10.9%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/35	575	644,006
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	2,785	2,832,651
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	2,535	2,604,839
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	565	564,983
Delaware River Port Authority, RB:
4.50%, 01/01/32	3,000	3,229,440
Series D (AGM), 5.00%, 01/01/20(b)	2,140	2,204,542
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31(d)(e)	500	354,735
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,610	1,734,711

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (continued):
S/F Housing, Series 127-B, 3.88%, 10/01/38	$670	$673,002
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	810	838,099
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, 3.85%, 04/01/38(i)	1,505	1,509,334
Pennsylvania Turnpike Commission, RB:
Series C, 5.00%, 12/01/39	850	929,271
Sub-Series A-1, 5.00%, 12/01/41	2,735	2,959,571
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	2,000	2,185,400
School District of Philadelphia, Refunding, GOL, Series F, 5.00%, 09/01/37	800	880,896
State Public School Building Authority, Refunding RB, The School District of Philadelphia Project, Series A, 5.00%, 06/01/34	3,825	4,258,870

		28,404,350

Puerto Rico — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	765	773,545
5.63%, 05/15/43	530	535,920

		1,309,465

Rhode Island — 3.6%
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,845	1,884,502
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	585	590,294
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 04/01/19(b)	1,330	1,337,993
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,034,430
Series B, 4.50%, 06/01/45	2,725	2,534,114

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Series B, 5.00%, 06/01/50	$2,000	$2,005,240

		9,386,573

South Carolina — 1.6%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/38	1,895	2,086,243
State of South Carolina Public Service Authority, RB, Series E, 5.00%, 12/01/48	2,125	2,217,289

		4,303,532

Tennessee — 4.2%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	2,945	3,133,863
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	928,419
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc., 4.00%, 09/01/40	1,155	1,125,605
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,161,900
5.38%, 11/01/28	1,000	1,024,090
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	1,075	1,177,189
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	1,200	1,266,624
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	945	1,029,048

		10,846,738

Texas — 10.7%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	3,450	3,658,794

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38(d)	$5,000	$1,978,800
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	2,200	2,279,530
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	16,780	7,380,180
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,440	1,631,102
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD) (d):
0.00%, 08/15/24(b)	550	292,969
0.00%, 08/15/35	5,450	2,804,842
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	930	957,091
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	1,140	1,267,976
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	300	307,143
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/32	2,080	2,217,322
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,180,060

		27,955,809

Utah — 0.6%
Utah Housing Corp., RB, S/F Housing, Class III , Series D-2 (FHA), 4.00%, 01/01/36	490	495,175
Utah State Charter School Finance Authority, Refunding RB:
Mountainville Academy, 4.00%, 04/15/42	600	605,586
The Freedom Academy Foundation Project, 5.25%, 06/15/37(a)	205	203,081

Security	Par (000)	Value

Utah (continued)
Utah State Charter School Finance Authority, Refunding RB (continued):
The Freedom Academy Foundation Project, 5.38%, 06/15/48(a)	$260	$254,532

		1,558,374

Vermont — 0.2%
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 06/15/32	600	618,552

Virginia — 1.6%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	780	801,817
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,030	971,918
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(f)	745	758,820
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,440	1,573,545

		4,106,100

Washington — 0.3%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	625	688,294

West Virginia — 0.5%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,460	1,418,609

Wisconsin — 0.7%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	435	408,900
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	1,330	1,486,488

		1,895,388

Total Municipal Bonds — 134.9% (Cost — $330,070,562)		352,763,905

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(j) – 31.2%

California — 0.5%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(k)	$1,182	$1,393,050

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(k)	1,769	2,011,546

Connecticut — 1.6%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,902	4,284,653

District of Columbia — 0.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	2,102	2,129,093

Florida — 0.9%
County of Pinellas Florida School Board, COP, Master Lease Program, Series A, 5.00%, 07/01/41	2,120	2,376,075

Louisiana — 0.5%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,200	1,236,652

Maine — 0.4%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	1,061	1,090,488

Maryland — 1.2%
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	2,760	3,112,231

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	3,018	3,423,606

Michigan — 0.8%
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,142	2,127,296

Minnesota — 2.1%
State of Minnesota, RB, Series A, 5.00%, 06/01/38	5,000	5,485,331

Security	Par (000)	Value

Nevada — 1.0%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	$2,311	$2,665,109

New Jersey — 1.8%
New Jersey State Turnpike Authority, Refunding RB, Series G, 4.00%, 01/01/43	1,606	1,639,717
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(k)	2,861	2,981,488

		4,621,205

New York — 10.0%
City of New York, GO, Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	1,600	1,682,344
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,650	1,703,757
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	810	820,854
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(k)	2,145	2,176,024
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013:
Series BB, 4.00%, 06/15/47	6,000	6,072,660
Series CC, 5.00%, 06/15/47	4,000	4,448,701
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:(k)
5.75%, 02/15/21(b)	1,083	1,167,184
5.75%, 02/15/47	667	718,016
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,500	4,885,044
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	2,360	2,535,926

		26,210,510

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 0.7%
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/49(k)	$1,800	$1,826,856

Pennsylvania — 1.3%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(k)	2,399	2,501,744
Philadelphia Authority for Industrial Development, RB, Childrens Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	914	924,245

		3,425,989

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	1,100	1,101,507

Texas — 4.2%
Aldine Independent School District, GO, Refunding(PSF-GTD), 5.00%, 02/15/42	2,609	2,954,956
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,160	2,180,866
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,380	2,582,532

Security	Par (000)	Value

Texas (continued)
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	$1,680	$1,707,003
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,409	1,421,394

		10,846,751

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	2,213	2,243,068

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.2% (Cost — $80,684,316)		81,611,016

Total Long-Term Investments — 166.1% (Cost — $410,754,878)		434,374,921

	Shares

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(l)(m)	937,361	937,549

Total Short-Term Securities — 0.4% (Cost — $937,512)		937,549

Total Investments — 166.5% (Cost — $411,692,390)		435,312,470

Other Assets Less Liabilities — 0.8%		2,349,915

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.2)%		(50,263,622)

VMTP Shares at Liquidation Value — (48.1)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$261,498,763

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Non-income producing security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	When-issued security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

(k)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between February 15, 2019 to June 01, 2026, is $9,548,900.

(l)	Annualized 7-day yield as of period end.
(m)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	937,361	937,361	$937,549	$13,415	$593	$37

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations
AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

ISD	Independent School District

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

S/F	Single-Family

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	43	03/20/19	$5,266	$(106,886)
Long U.S. Treasury Bond	148	03/20/19	21,710	(974,220)
5-Year U.S. Treasury Note	16	03/29/19	1,838	(31,529)

				$(1,112,635)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

12

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$434,374,921	$—	$434,374,921
Short-Term Securities	937,549	—	—	937,549

	$937,549	$434,374,921	$—	$435,312,470

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(1,112,635)	$—	$—	$(1,112,635)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(50,082,548)	$—	$(50,082,548)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(175,982,548)	$—	$(175,982,548)

During the period ended January 31, 2019, there were no transfers between levels.

13

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 22, 2019